Offsets	Dec. 04, 2024 USD ($) Securities
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nikola Corp
Form or Filing Type	S-3
File Number	333-268139
Initial Filing Date	Nov. 03, 2022
Fee Offset Claimed	$ 8,942.93
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Securities Associated with Fee Offset Claimed | Securities	10,266,209
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,316.94
Offset Note
(3)
The registrant previously filed a registration statement on Form S-3 (Reg. No. 333-268139), with the Securities and Exchange Commission on November 3, 2022 (the “Initial Registration Statement”), relating to the offer and sale of up to 43,229,689 shares of common stock issuable upon the conversion of the June 2022 Notes. In connection with the filing of the Initial Registration Statement, a registration fee of $16,244.94 was paid. On March 29, 2023, Antara Capital LP, on behalf of certain advised or managed funds and accounts (“Antara”) agreed to exchange $100.0 million aggregate principal amount of the June 2022 Notes for $100.0 million of the registrant’s 8.00% / 11.00% Convertible Senior PIK Toggle Notes due 2026 (the “Series B Notes”) (the “Exchange”). As a result of the Exchange, not all shares registered under the Initial Registration Statement were necessary for issuance upon conversion of the June 2022 Notes and the related PIK interest payments and were not sold under the Initial Registration Statement. The Initial Registration Statement was amended to reflect the decrease in shares of common stock being offered and sold, including reflecting a reduced filing fee of $4,083.00. On August 22, 2023, the registrant filed a registration statement on Form S-3 (Reg. No. 333-274144), with the Securities and Exchange Commission (the “Second Registration Statement”), relating to the offer and sale of up to 10,266,209 shares of common stock issuable upon the conversion of (i) the Series B Notes and (ii) the
June 2023
Notes. Pursuant to Rule 457(p) of the Securities Act, the registrant applied $1,845.00 of the unused registration fee from the Initial Registration Statement for the fees payable in connection with the Second Registration Statement. Pursuant to Rule 457(p) of the Securities Act, the registration fee of $10,316.94 that has already been paid and remains unused with respect to the securities that were previously registered pursuant to the Initial Registration Statement and were not sold thereunder or under the Second Registration Statement is being applied to $8,942.93 of the filing fees payable in connection with this Registration Statement.

Termination / Withdrawal Statement
(3)
The registrant previously filed a registration statement on Form S-3 (Reg. No. 333-268139), with the Securities and Exchange Commission on November 3, 2022 (the “Initial Registration Statement”), relating to the offer and sale of up to 43,229,689 shares of common stock issuable upon the conversion of the June 2022 Notes. In connection with the filing of the Initial Registration Statement, a registration fee of $16,244.94 was paid. On March 29, 2023, Antara Capital LP, on behalf of certain advised or managed funds and accounts (“Antara”) agreed to exchange $100.0 million aggregate principal amount of the June 2022 Notes for $100.0 million of the registrant’s 8.00% / 11.00% Convertible Senior PIK Toggle Notes due 2026 (the “Series B Notes”) (the “Exchange”). As a result of the Exchange, not all shares registered under the Initial Registration Statement were necessary for issuance upon conversion of the June 2022 Notes and the related PIK interest payments and were not sold under the Initial Registration Statement. The Initial Registration Statement was amended to reflect the decrease in shares of common stock being offered and sold, including reflecting a reduced filing fee of $4,083.00. On August 22, 2023, the registrant filed a registration statement on Form S-3 (Reg. No. 333-274144), with the Securities and Exchange Commission (the “Second Registration Statement”), relating to the offer and sale of up to 10,266,209 shares of common stock issuable upon the conversion of (i) the Series B Notes and (ii) the
June 2023
Notes. Pursuant to Rule 457(p) of the Securities Act, the registrant applied $1,845.00 of the unused registration fee from the Initial Registration Statement for the fees payable in connection with the Second Registration Statement. Pursuant to Rule 457(p) of the Securities Act, the registration fee of $10,316.94 that has already been paid and remains unused with respect to the securities that were previously registered pursuant to the Initial Registration Statement and were not sold thereunder or under the Second Registration Statement is being applied to $8,942.93 of the filing fees payable in connection with this Registration Statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nikola Corp
Form or Filing Type	S-3
File Number	333-268139
Filing Date	Nov. 03, 2022
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Fee Paid with Fee Offset Source	$ 16,244.94